Nationwide Inflation Protected Securities Fund Expense Example - Nationwide Inflation Protected Securities Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 297
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,207
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	495
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	303
Expense Example, with Redemption, 10 Years	$ 692